Form N-1A Cover	Feb. 02, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Feb. 02, 2026
Registrant Name	Cantor Select Portfolios Trust
Entity Central Index Key	0001903606
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Document Effective Date	Feb. 02, 2026
Prospectus Date	Feb. 01, 2026